Fair Values of Financial Instruments and Interest Rate Risk (Details 3)	12 Months Ended
Dec. 31, 2012
Quantitative information about level 3 fair value measurements
Fair value inputs discount rate	12.00%
Fair Value on a Nonrecurring basis [Member] | OREO [Member] | Level 3 [Member]
Quantitative information about level 3 fair value measurements
Valuation Technique	Discounted appraisals
Fair Value on a Nonrecurring basis [Member] | OREO [Member] | Level 3 [Member] | Maximum [Member]
Quantitative information about level 3 fair value measurements
Fair value inputs discount rate and estimated costs to sell	10.00%
Fair Value on a Nonrecurring basis [Member] | OREO [Member] | Level 3 [Member] | Minimum [Member]
Quantitative information about level 3 fair value measurements
Fair value inputs discount rate and estimated costs to sell	0.00%
Fair Value on a Nonrecurring basis [Member] | Impaired loans [Member] | Level 3 [Member]
Quantitative information about level 3 fair value measurements
Valuation Technique	Discounted appraisals
Fair Value on a Nonrecurring basis [Member] | Impaired loans [Member] | Level 3 [Member] | Maximum [Member]
Quantitative information about level 3 fair value measurements
Fair value inputs discount rate	30.00%
Fair Value on a Nonrecurring basis [Member] | Impaired loans [Member] | Level 3 [Member] | Minimum [Member]
Quantitative information about level 3 fair value measurements
Fair value inputs discount rate	0.00%